Divestiture-Related Activities	12 Months Ended
Dec. 31, 2010
Divestiture-Related Activities [Abstract]
Divestiture-related activities
Note 18 — Divestiture-related activities
As dispositions occur in the normal course of business, gains or losses on the sale of such businesses are recognized in the income statement line item Net (gain) loss on sales of businesses and assets.
Net (gain) loss on sales of businesses and assets consists of the following for the years ended December 31:

	2010	2009	2008
	(Dollars in thousands)

(Gain) loss on sales of businesses and assets	$(341)	$—	$(296)
During 2010, the Company recognized the following:
•	$0.2 million gain on the sale of its interest in an affiliate in India.
•	$0.4 million gain on the disposal of an asset held for sale.
•	$0.3 million loss on the sale of its interest in an affiliate in Japan.
During 2008, the Company recorded a gain on the disposal of an asset held for sale of approximately $0.3 million.
Assets Held for Sale
The table below provides information regarding assets held for sale at December 31, 2010 and 2009. At December 31, 2010, these assets consisted of four buildings which the Company is actively marketing.

	2010	2009
	(Dollars in thousands)
Assets held for sale:
Property, plant and equipment	$7,959	$8,866

Total assets held for sale	$7,959	$8,866

Discontinued Operations
In the first quarter of 2011, management approved a plan to sell the Company’s cargo container business, a reporting unit within its Aerospace Segment. The Company is actively marketing the business while it continues to serve its customers.
On March 22, 2011, the Company completed the sale of its Marine business to an affiliate of H.I.G. Capital, LLC for $123.1 million (consisting of $101.6 million in cash, net of $1.5 million of cash included in the Marine business as part of the net assets sold, plus a subordinated promissory note in the amount of $4.5 million and the assumption by the buyer of approximately $15.5 million in liabilities related to the Marine business) and realized a gain of $59.6 million, net of tax benefits, from the sale of the business. The Marine business consisted of the Company’s businesses that were engaged in the design, manufacture and distribution of steering and throttle controls and engine and drive assemblies for the recreational marine market, heaters for commercial vehicles and burner units for military field feeding appliances. The Marine business represented the Company’s entire Commercial Segment.
On December 31, 2010, the Company completed the sale of the Actuation business of its subsidiary Telair International Incorporated to TransDigm Group, Incorporated for approximately $94 million and realized a gain of $51.2 million, net of tax, from the sale of the business.
On June 25 2010, the Company completed the sale of its rigging products and services business (“Heavy Lift”), a reporting unit within its Commercial Segment, to Houston Wire & Cable Company for $50 million and realized a gain of $17.0 million, net of tax, from the sale of the business.
On March 2, 2010, the Company completed the sale of its SSI Surgical Services Inc. business, a reporting unit within its Medical Segment, to a privately-owned multi-service line healthcare company for approximately $25 million and realized a gain of $2.2 million, net of tax.
During the third quarter of 2009, the Company completed the sale of its Power Systems operations to Fuel Systems Solutions, Inc. for $14.5 million and realized a loss of $3.3 million, net of tax.
On March 20, 2009, the Company completed the sale of its 51 percent share of Airfoil Technologies International — Singapore Pte. Ltd. (“ATI Singapore”) to GE Pacific Private Limited for $300 million in cash. ATI Singapore, which provides engine repair products and services for critical components of flight turbines, was part of a joint venture between General Electric Company (“GE”) and the Company. In December 2009, the Company completed the transfer of its ownership interest in the remaining ATI business to GE.
In the second quarter of 2008, the Company refined its estimates for the post-closing adjustments based on the provisions of the Purchase Agreement with Kongsberg Automotive Holdings on the sale in 2007 of the Company’s business units that design and manufacture automotive and industrial driver controls, motion systems and fluid handling systems (“the GMS businesses”). Also during the second quarter of 2008, the Company recorded a charge for the settlement of a contingency related to the sale of the GMS businesses. These activities resulted in a decrease in the gain on sale of the GMS businesses and are reported in discontinued operations as a loss of $14.2 million, with related taxes of $6.0 million.
The results of the Company’s discontinued operations for the years 2010, 2009 and 2008 were as follows:

	2010	2009	2008
	(Dollars in thousands)
Net revenues	$301,907	$441,803	$795,876
Costs and other expenses	273,573	407,444	682,021
Goodwill impairment(1)	—	31,873	—
(Gain) loss on disposition	(114,702)	(272,307)	8,238

Income from discontinued operations before income taxes	143,036	274,793	105,617
Taxes on income from discontinued operations	45,739	97,374	24,392

Income from discontinued operations	97,297	177,419	81,225
Less: Income from discontinued operations attributable to noncontrolling interest	—	9,860	34,081

Income from discontinued operations attributable to common shareholders	$97,297	$167,559	$47,144

(1)	During the second quarter of 2009, the Company recognized non-cash, non-tax deductible goodwill impairment charges of $25.1 million and $6.7 million to adjust the carrying values of the Power Systems operations and Cargo Container business, respectively, to their estimated fair value.
Net assets and liabilities of discontinued operations sold in 2010 are as follows:

(Dollars in thousands)
Net assets	$67,844
Net liabilities	(13,834)

$54,010